Trade and Other Receivables (Details)	6 Months Ended
Jun. 30, 2025
Bottom of Range [Member]
Trade and Other Receivables [Line Items]
Trade receivables term	30 days
Top of Range [Member]
Trade and Other Receivables [Line Items]
Trade receivables term	120 days